Related party transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Transactions
General and administrative expense	$ 4,698	$ 3,588	[1]	$ 9,381	$ 7,078	[1]
Vessel operating costs	15,351	16,232	[1]	32,413	31,220	[1]
Commitment fee on revolving credit facility (Note 6)	147	99		213	176
Interest on interest rate swaps (Note 11)	1,588	(2,336)	[1]	7,915	(2,313)	[1]
Net pool allocation	357			357
GasLog Ltd.
Transactions
Interest on revolving credit facility (Note 6)	0	1,160		935	1,160
Commitment fee on revolving credit facility (Note 6)	76	62		151	242
Interest on interest rate swaps (Note 11)	(587)	479		(544)	1,104
GasLog Ltd. | Commercial management fee
Transactions
General and administrative expense	1,170	1,170		2,340	2,340
GasLog Ltd. | Administrative services fee
Transactions
General and administrative expense	2,581	1,525		5,016	2,948
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	1,656	1,656		3,312	3,312
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	0	49		4	75
Cool Pool
Transactions
Net pool allocation	$ 357	$ 0		$ 357	$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd., acquired on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively, from GasLog (Note 1).